UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23630

Cliffwater Enhanced Lending Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

Registrant’s telephone number, including area code: (414) 299-2000

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

  Item 1. Report to Shareholders

CLIFFWATER ENHANCED LENDING FUND

Semi-Annual Report

For the Period Ended September 30, 2022

(Unaudited)

Cliffwater Enhanced Lending Fund

Table of Contents
For the Period Ended September 30, 2022 (Unaudited)

Letter to Shareholders	2
Consolidated Schedule of Investments	3-10
Consolidated Schedule of Forward Foreign Currency Exchange Contracts	11
Consolidated Summary of Investments	12
Consolidated Statement of Assets and Liabilities	13
Consolidated Statement of Operations	14
Consolidated Statements of Changes in Net Assets	15
Consolidated Statement of Cash Flows	16-17
Consolidated Financial Highlights	18
Notes to Consolidated Financial Statements	19-39
Other Information	40

  This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

www.cliffwaterfunds.com

Cliffwater Enhanced Lending Fund

Letter to Shareholders
September 30, 2022 (Unaudited)

To our shareholders:

The Cliffwater Enhanced Lending Fund recently completed its first full year of operations, and we want to thank you for the trust you have placed in us.

Performance has been consistently strong relative to our objective. The Cliffwater Enhanced Lending Fund (the Fund) produced a net 13.05% annualized return from its June 30, 2021 inception, through September 30, 2022. This compares to a -1.16% annualized return for the Morningstar LSTA US Leveraged Loan Index. The Fund also reported relatively consistent monthly returns. Its annualized standard deviation measures 1.37% for the same period compared to 8.48% for the Morningstar LSTA US Leveraged Loan Index.

The Fund experienced strong investor inflows over the six months ended September 30, 2022, with net-asset-value growing from $0.5 billion on March 31, 2022 to $0.9 billion. This asset growth has been supported by significant investment in personnel and technology to grow our platform and the onboarding of additional strategic lending partners to access high quality private debt. Factors materially affecting the Fund’s performance include a high current cash yield and contributions across credit strategies.

We remain confident in the Fund’s continued performance despite the uncertain economic environment. The majority of the Fund’s investments are floating-rate in nature and should generate higher interest income in a rising interest rate economy.

We again sincerely thank you for your support.

Regards,

Stephen L. Nesbitt
Chief Investment Officer
Cliffwater LLC

The performance data shown represents past performance which does not guarantee future results. It is net of all fees. Current performance may be lower or higher than the performance quoted. All performance shown assumes reinvestment of dividends.

Important Disclosures

The Fund’s investment program is speculative and entails substantial risks. There can be no assurance that the Fund’s investment objectives will be achieved or that its investment program will be successful. Investors should consider the Fund as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved. Investors could lose some or all of their investment.

Shares are an illiquid investment.

We do not intend to list the Fund’s shares (“Shares”) on any securities exchange and we do not expect a secondary market in the Shares to develop.

You should generally not expect to be able to sell your Shares (other than through the limited repurchase process), regardless of how we perform.

Although we are required to implement a Share repurchase program, only a limited number of Shares will be eligible for repurchase by us.

You should consider that you may not have access to the money you invest for an indefinite period of time.

An investment in the Shares is not suitable for you if you have a foreseeable need to access the money you invest.

Because you will be unable to sell your Shares or have them repurchased immediately, you will find it difficult to reduce your exposure on a timely basis during a market downturn.

The Fund is a non-diversified management investment company and may be more susceptible to any single economic or regulatory occurrence than a diversified investment company. Cybersecurity risks have significantly increased in recent years and the Fund could suffer such losses in the future. One of the fundamental risks associated with the Fund’s investments is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	PRIVATE INVESTMENT VEHICLES — 73.7%
	INVESTMENT PARTNERSHIPS — 66.3%
N/A	AG Essential Housing Fund II Holdings, LP1,2	$4,704,322
N/A	Ares Commercial Finance, LP1,2	17,401,194
N/A	Atalaya A4 (Cayman), LP1,2	35,257,931
N/A	Atalaya Asset Income Fund Evergreen, LP1,2	9,620,515
N/A	Atalaya Digithouse Opportunity Fund, LLC[1,2]	3,626,642
N/A	Banner Ridge Secondary Fund IV, LP1,2	6,334,767
N/A	Benefit Street Partners Real Estate Opportunistic Debt Fund, LP1,2	47,752,351
N/A	Burford Advantage Feeder Fund, LP1,2	1,333,007
N/A	Carlyle Credit Opportunities Fund II, SCSP[1,2]	7,104,725
N/A	Comvest Special Opportunities Fund, LP2	1,966,977
N/A	Crestline Specialty Lending III (U.S.), LP1,2	10,067,378
N/A	Everberg Capital Partners II, LP1,2	13,074,969
N/A	Felicitas Secondary Fund II Offshore, LP1,2	7,642,088
N/A	Harvest Partners Structured Capital Fund III, LP1,2	5,875,962
N/A	Hayfin Healthcare Opportunities Fund (US Parallel), LP1,2	6,091,274
N/A	Hercules Private Global Venture Growth Fund I, LP1,2	62,425,863
N/A	HPS Specialty Loan V-L, LP1,2	17,267,180
N/A	Linden Structured Capital Fund-A, LP1,2	21,374,204
N/A	NB Credit Opportunities II Cayman Feeder, LP1,2	13,495,488
N/A	Owl Rock First Lien Fund (Offshore), LP1,2	4,384,991
N/A	Pathlight Capital Fund II, LP1,2	32,836,279
N/A	Pathlight Capital Fund III, LP1,2	2,324,627
N/A	Pennybacker Real Estate Credit II Pacific, LLC[1,2]	6,356,283
N/A	Pennybacker Real Estate Credit II, LP1,2	15,534,888
N/A	Raven Asset Based Credit Fund II, LP1,2	17,501,613
N/A	Raven Evergreen Credit Fund II, LP1,2	71,093,960
N/A	Sculptor Real Estate Science Park Fund, LP1,2	1,284,988
N/A	Shamrock Capital Debt Opportunities I, LP2	1,909,252
N/A	Silver Point Specialty Credit Fund II, LP1,2	27,655,116
N/A	Sixth Street Growth Partners II (B)[1,2]	819,780
N/A	Summit Partners Credit Offshore Fund II, LP2	8,971,881
N/A	Thompson Rivers, LLC[1,2]	3,065,133
N/A	Thorofare Asset Based Lending Fund V, LP1,2	30,474,937
N/A	VPC Asset Backed Opportunistic Credit Fund, LP1,2	45,245,949
N/A	VPC Legal Finance Fund, LP2	58,027,915
N/A	Waccamaw River, LLC[2]	10,828,582
		630,733,011

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Number of Shares		Value
	NON-LISTED BUSINESS DEVELOPMENT COMPANIES — 4.2%
290,070	Franklin BSP Lending Corporation[1,2]	$2,195,487
683,646	Owl Rock Technology Finance Corp.[1,2]	11,201,391
383,162	Owl Rock Technology Finance Corp. II1,2	5,438,307
N/A	Redwood Enhanced Income Corp.[1,2]	15,338,582
N/A	Stellus Private Credit BDC Feeder, LP1,2	6,264,403
		40,438,170
	PRIVATE EQUITY — 0.2%
1	Owl Rock Technology Holdings II LLC[1,3]	1,021,520
N/A	Stellus Private BDC Advisor, LLC[3]	511,436
		1,532,956
	SPECIAL PURPOSE VEHICLE FOR COMMON EQUITY — 1.1%
N/A	Marilyn Co-Invest, LP1,2	10,074,606

	SPECIAL PURPOSE VEHICLE FOR PREFERRED EQUITY — 1.4%
N/A	CCOF Sierra II, L.P.[1,2]	3,978,641
N/A	Chilly HP SCF Investor, LP1,2	3,135,471
N/A	HPS Mint Co-Invest Fund LP2	3,103,806
N/A	Minerva Co-Invest LP2	3,045,788
		13,263,706
	SPECIAL PURPOSE VEHICLE FOR SENIOR SECURED BONDS — 0.5%
N/A	17Capital Co. Investment Fund V-L LP2	4,899,580
	TOTAL PRIVATE INVESTMENT VEHICLES
	(Cost $668,872,480)	700,942,029

Principal Amount
	SENIOR SECURED LOANS — 8.2%
	CONSUMER DISCRETIONARY — 1.3%
$992,500	Gateway Casinos & Entertainment Limited First Lien Term Loan, 10.656% (3-Month USD Libor+800 basis points), 10/22/2027[3,4]	977,332
3,000,000	Harbor Purchaser, Inc. First Lien Term Loan, 11.534% (1-Month USD Sofr+850 basis points), 4/7/2030[3,4,5]	2,919,288
4,779,301	Hudson’s Bay Company First Lien Term Loan, 10.415% (3-Month USD Libor+733 basis points), 9/30/2026[1,3,4,5]	4,639,584
4,117,647	Penney Borrower LLC First Lien Term Loan, 9.707% (1-Month USD Libor+714 basis points), 12/16/2026[1,3,4,5]	4,030,780
		12,566,984

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	ENERGY — 0.3%
	Service Compression, LLC
$698,095	Delayed Draw, 0.500%, 5/6/2027[1,3,5,6]	$670,403
34,951	Delayed Draw, 13.803% (3-Month USD Sofr+800 basis points), 5/6/2027[1,3,4,5]	33,567
2,273,927	First Lien Term Loan, 13.803% PIK (3-Month USD Sofr+800 basis points), 5/6/2027[1,3,4,5,7]	2,183,732
		2,887,702
	FINANCIALS — 1.3%
3,569,770	Cresset Asset Management, LLC First Lien Term Loan, 10.064% (3-Month USD Sofr+700 basis points), 4/20/2025[3,4]	3,497,731
4,859,715	Elevate Credit, Inc. Second Lien Term Loan, 13.785% (Base Rate+800 basis points), 10/20/2022[1,3,4,5]	4,988,384
	NSCF Funding 2021-1 LLC
1,083,547	Delayed Draw, 1.000%, 11/2/2025[3,6]	1,083,547
1,841,687	Delayed Draw, 12.687% (3-Month USD Libor+900 basis points), 11/2/2025[3,4]	1,841,687
1,454,601	First Lien Term Loan, 12.687% (3-Month USD Libor+900 basis points), 11/2/2025[3,4]	1,454,601
		12,865,950
	HEALTH CARE — 2.7%
	ADMA Bilogics, Inc.
714,286	Delayed Draw, 1.500%, 3/23/2027[3,5,6]	705,995
4,393,541	First Lien Term Loan, 12.634% PIK (1-Month USD Sofr+950 basis points), 3/23/2027[3,4,5,7]	4,356,285
	Dentive Capital, LLC
1,948,881	Delayed Draw, 0.500%, 5/27/2027[3,6]	1,929,392
132,128	Revolver, 1.000%, 5/27/2027[3,6]	129,485
1,680,414	Delayed Draw, 9.978% (3-Month USD Sofr+750 basis points), 5/27/2027[3,4]	1,663,611
528,510	Revolver, 10.157% (3-Month USD Sofr+750 basis points), 5/27/2027[3,4]	517,940
7,084,100	First Lien Term Loan, 10.803% (3-Month USD Sofr+750 basis points), 5/27/2027[3,4]	6,942,419
	Vardiman Black Holdings, LLC
2,726,306	Delayed Draw, 9.612% (3-Month USD Sofr+700 basis points), 3/18/2027[3,4]	2,675,775
2,261,364	First Lien Term Loan, 9.612% (3-Month USD Sofr+700 basis points), 3/18/2027[3,4]	2,216,784
	Xeris Pharmaceuticals, Inc.
1,666,667	Delayed Draw, 2.000%, 3/8/2027[3,5,6]	1,630,849
3,333,333	First Lien Term Loan, 12.821% (3-Month USD Sofr+900 basis points), 3/8/2027[3,4,5]	3,243,912
		26,012,447

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS — 1.1%
$2,769,231	Apex Service Partners, LLC First Lien Term Loan, 12.500% PIK (Fixed+1,250 basis points), 7/22/2027[3,4,7]	$2,690,311
5,000,000	P20 Parent, Inc. First Lien Term Loan, 10.534% (1-Month USD Sofr+750 basis points), 7/12/2028[3,4]	4,900,147
2,905,799	Retail Services WIS Corporation Delayed Draw, 8.750% (3-Month USD Libor+775 basis points), 5/20/2025[3,4]	2,789,345
		10,379,803
	MATERIALS — 0.2%
1,636,870	North Haven Goldfinch Topco, LLC 11.750% (3-Month USD Libor+1,075 basis points), 12/23/2024[1,3]	1,563,919

	TECHNOLOGY — 1.3%
2,203,669	Afiniti, Inc. First Lien Term Loan, 11.750% PIK (3-Month USD Libor+1,125 basis points), 6/13/2024[1,3,4,5,7]	2,145,097
	ASG II, LLC
391,304	Delayed Draw, 1.000%, 5/25/2028[3,6]	385,137
2,608,696	First Lien Term Loan, 9.370% (3-Month USD Sofr+625 basis points), 5/25/2028[3,4]	2,541,644
5,000,000	David Phelps / Merlin Bridge Loan First Lien Term Loan, 10.115% (1-Month USD Libor+700 basis points), 12/31/2022[1,3,4,5]	4,941,061
2,000,000	Polaris Newco, LLC Second Lien Term Loan, 11.168% (3-Month USD Libor+800 basis points), 6/4/2029[3,4]	1,952,767
		11,965,706
	TOTAL SENIOR SECURED LOANS
	(Cost $78,661,168)	78,242,511
Number of Shares
	PREFERRED STOCKS — 2.4%
	HEALTH CARE — 0.6%
3,260	nThrive, Inc., Series A-2 Preferred, 11.000% PIK[1,3,7]	3,150,334
2,500	Propharma, LLC Jayhawk Intermediate LLC, Series B Preferred, 13.000% PIK[3,7,8]	2,425,288
		5,575,622
	INDUSTRIALS — 1.2%
2,500	Atomic Transport, LLC Atomic Blocker, LLC, Class A Preferred, 8.500% PIK[1,3,7,9]	2,500,000
3,750,000	FSG Acquisition, LLC, - Senior Preferred, 12.250% PIK[3,7]	3,656,250
108,305	Pollen, Inc. Series H1 Preferred, 6.560% PIK[1,3,7]	3,215,177
64,983	Pollen, Inc. Series H2 Preferred, 6.040% PIK[1,3,7]	1,784,772
		11,156,199

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	TECHNOLOGY — 0.6%
3,500	Mandolin Technology Intermediate Holdings, Inc. - Series A Preferred, 10.500% PIK[1,3,7]	$3,407,152
3,000	Riskonnect Parent, LLC - Series B Preferred, 12.607% PIK[3,7]	2,944,137
		6,351,289
	TOTAL PREFERRED STOCKS
	(Cost $22,577,488)	23,083,110
Principal Amount
	COLLATERALIZED LOAN OBLIGATIONS — 0.7%
	Barings Middle Market CLO Ltd. 2017-I
$2,000,000	11.370% (3-Month USD Libor+866 basis points), 1/20/2034[3,4,10,11]	1,830,645
2,905,983	16.000%, 1/20/2034*,3,10,11,12	2,207,763
2,500,000	TCP Whitney CLO Ltd. 11.144% (3-Month USD Libor+816 basis points), 8/20/2033[1,3,4,10,11]	2,191,138
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $6,811,817)	6,229,546
Number of Shares
	COMMON STOCKS — 0.2%
	FINANCIALS — 0.1%
95,319	Barings BDC, Inc.[1]	788,288

	INDUSTRIALS — 0.1%
2,188	Atomic Transport, LLC Atomic Blocker, LLC, Class W Common[1,3,9]	1,248,057
	TOTAL COMMON STOCKS
	(Cost $1,662,941)	2,036,345
Principal Amount
	SUBORDINATED DEBT — 0.2%
	FINANCIALS — 0.2%
$2,000,000	OTR Midco, LLC, 12.000%, 5/12/2026[1,3]	1,973,644
	TOTAL SUBORDINATED DEBT
	(Cost $2,000,000)	1,973,644
Number of Shares
	WARRANTS — 0.1%
	ENERGY — 0.0%
1	Service Compression, LLC - Series A-12 Warrants[1,3]	—
1	Service Compression, LLC - Series A-17 Warrants[1,3]	—
		—

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Number of Shares		Value
	WARRANTS (Continued)
	HEALTH CARE — 0.1%
260,087	ADMA Bilogics, Inc.[3]	$556,354
43,860	Xerix Biopharma Holdings, Inc.[3]	53,989
		610,343
	TECHNOLOGY — 0.0%
3,246	Afiniti, Inc. (via a participation with VHG Investment Fund I, L.P.)[1,3,5]	151,913
	TOTAL WARRANTS
	(Cost $172,839)	762,256

	SHORT-TERM INVESTMENTS — 8.4%
79,725,971	State Street Institutional U.S. Government Money Market Fund, 2.90%[1,13]	79,725,971
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $79,725,971)	79,725,971
	TOTAL INVESTMENTS — 93.9%
	(Cost $860,484,704)	892,995,412
	Other Assets Less Liabilities — 6.1%	57,579,335
	NET ASSETS — 100.0%	$950,574,747

LP – Limited Partnership

LLC – Limited Liability Company

BDC – Business Development Company

Libor – London Interbank Offered Rate

Sofr – Secured Overnight Financiang Rate

*	Subordinated note position. Rate shown is the effective yield as of period end.

[1]

As of September 30, 2022 all or a portion of the security has been pledged as collateral for a secured revolving facility. The market value of the securities in the pledged account totaled $689,530,046 as of September 30, 2022. See Note 2, subsection Borrowing, Use of Leverage of the Notes to Consolidated Financial Statements for additional information.

[2]	Investment valued using net asset value per share as practical expedient. See Note 13 for respective investment strategies, unfunded commitments, and redemptive restrictions.

[3]	Value was determined using significant unobservable inputs.

[4]	Floating rate security. Rate shown is the rate effective as of period end.

[5]	This investment was made through a participation. Please see Note 2 for a description of loan participations.

[6]	Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. See Note 2 for additional information.

[7]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.

[8]	Jayhawk Intermediate, LLC is the holding company that owns ProPharma Group, LLC.

[9]	Atomic Blocker, LLC holds Class A Preferred Units and Class W Common Units in Atomic Holdings, LLC, which is the holding company that owns Atomic Transport, LLC.

[10]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $6,229,546, which represents 0.7% of total net assets of the Fund.

[11]	Callable.

[12]	Variable rate security. Rate shown is the rate in effect as of period end.

[13]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
17Capital Co. Investment Fund V-L LP	9/23/2021	$5,599,804
AG Essential Housing Fund II Holdings, LP	3/23/2022	4,500,000
Ares Commercial Finance, LP	6/30/2021	15,404,552
Atalaya Digithouse Opportunity Fund, LLC	12/14/2021	3,383,555
Atalaya A4 (Cayman), LP	8/2/2021	33,277,579
Atalaya Asset Income Fund Evergreen, LP	2/28/2022	9,671,368
Banner Ridge Secondary Fund IV, LP	6/30/2021	3,754,223
Benefit Street Partners Real Estate Opportunistic Debt Fund, LP	3/2/2022	43,122,177
Burford Advantage Feeder Fund, LP	1/28/2022	1,315,939
Carlyle Credit Opportunities Fund II, SCSP	12/14/2021	7,002,492
CCOF Sierra II, LP	7/29/2022	3,900,000
Chilly HP SCF Investor, LP	2/9/2022	2,950,968
Comvest Special Opportunities Fund, LP	2/3/2022	1,000,000
Crestline Specialty Lending III (U.S.), LP	8/30/2021	9,774,854
Everberg Capital Partners II, LP	10/11/2021	12,947,772
Felicitas Secondary Fund II Offshore, LP	9/10/2021	5,469,127
Franklin BSP Lending Corporation	11/30/2021	1,896,188
Harvest Partners Structured Capital Fund III, LP	9/22/2021	5,232,357
Hayfin Healthcare Opportunities Fund, LP	6/29/2022	5,354,238
Hercules Private Global Venture Growth Fund I, LP	8/6/2021	63,177,982
HPS Mint Co-Invest, LP	5/25/2022	3,004,549
HPS Specialty Loan V-L, LP	7/30/2021	16,934,428
Linden Structured Capital Fund-A, LP	6/30/2021	18,128,277
Marilyn Co-Invest, LP	1/14/2022	10,033,141
Minerva Co-Invest LP	2/11/2022	2,944,004
NB Credit Opportunities II Cayman Feeder, LP	8/31/2022	11,854,700
Owl Rock First Lien Fund (Offshore), LP	7/1/2022	3,853,056
Owl Rock Technology Finance Corp.	6/29/2022	10,332,953
Owl Rock Technology Finance Corp. II	12/30/2021	5,497,751
Pathlight Capital Fund II, LP	6/30/2021	32,240,790
Pathlight Capital Fund III, LP	9/8/2022	2,324,627
Pennybacker Real Estate Credit II, LP	5/6/2022	16,355,859
Pennybacker Real Estate Credit II Pacific, LLC	5/6/2022	5,086,003
Raven Asset Based Credit Fund II, LP	9/21/2021	16,715,943
Raven Evergreen Credit Fund II, LP	4/22/2022	67,750,000

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments
As of September 30, 2022 (Unaudited) (Continued)

Security	First Acquisition Date	Cost
Redwood Enhanced Income Corp.	6/30/2022	$15,374,763
Sculptor Real Estate Science Park Fund, LP	5/4/2022	1,274,719
Shamrock Capital Debt Opportunities I, LP	7/28/2021	1,978,019
Silver Point Specialty Credit Fund II, LP	6/30/2021	28,732,597
Sixth Street Growth Partners II (B)	8/1/2022	864,538
Stellus Private Credit BDC Feeder, LP	1/31/2022	6,225,000
Summit Partners Cred Offshort Fund II	3/31/2022	7,175,544
Thompson Rivers, LLC	6/30/2021	3,650,212
Thorofare Asset Based Lending Fund V, LP	7/29/2022	30,000,000
VPC Asset Backed Opportunistic Credit Fund, LP	12/22/2021	42,614,336
VPC Legal Finance Fund, LP	9/29/2022	57,897,756
Waccamaw River, LLC	8/4/2021	11,258,740
Total		$668,837,480

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Forward Foreign Currency Exchange Contracts
As of September 30, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Sold	Counterparty	Currency Purchased	Settlement Date	Currency Amount Sold	Value at Opening Date of Contract	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Euro	State Street	USD	December 30, 2022	(5,049,902)	$(4,932,997)	$(4,983,038)	$(50,041)

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(4,932,997)	$(4,983,038)	$(50,041)

USD – U.S. Dollar

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund

Consolidated Summary of Investments
As of September 30, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Private Investment Vehicles	73.7%
Senior Secured Loans
Health Care	2.7%
Financials	1.3%
Consumer Discretionary	1.3%
Technology	1.3%
Industrials	1.1%
Energy	0.3%
Materials	0.2%
Total Senior Secured Loans	8.2%
Preferred Stocks
Industrials	1.2%
Technology	0.6%
Health Care	0.6%
Total Preferred Stocks	2.4%
Collateralized Loan Obligations	0.7%
Common Stocks
Industrials	0.1%
Financials	0.1%
Total Common Stocks	0.2%
Subordinated Debt
Financials	0.2%
Warrants
Health Care	0.1%
Technology	0.0%
Energy	0.0%
Total Warrants	0.1%
Short-Term Investments	8.4%
Total Investments	93.9%
Other Assets in Excess of Liabilities	6.1%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund

Consolidated Statement of Assets and Liabilities
As of September 30, 2022 (unaudited)

Assets:
Investments, at value (cost $860,484,704)	$892,995,412
Foreign currency, at value (cost $425)	419
Cash	75,502,917
Receivables:
Investment securities sold	5,075,398
Fund shares sold	2,468,086
Dividends and interest	4,386,754
Prepaid expenses	192,604
Prepaid commitment fees on secured revolving credit facility	2,684,070
Total assets	983,305,660

Liabilities:
Unrealized depreciation on forward foreign currency exchange contracts	50,041
Payables:
Secured revolving credit facility (Note 2)	24,546,760
Unfunded loan commitments (Note 2)	6,634,908
Investment securities purchased	852,585
Fund accounting and administration fees	188,175
Deferred tax liability	117,739
Investment Management fees	98,025
Custody fees	82,175
Interest on secured revolving credit facility	71,175
Audit fees	37,391
Transfer Agency fees and expenses	16,495
Legal fees	15,916
Chief Compliance Officer fees	8,056
Trustees’ fees and expenses	2,725
Other accrued expenses	8,747
Total liabilities	32,730,913

Net Assets	$950,574,747

Components of Net Assets:
Paid-in capital (par value of $0.001 per share with an unlimited number of shares authorized)	$924,406,662
Total distributable earnings	26,168,085
Net Assets	$950,574,747

Class I Shares:
Net assets applicable to shares outstanding	$950,574,747
Shares of beneficial interest issued and outstanding	88,015,209
Net asset value, offering, and redemption price per share	$10.80

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund

Consolidated Statement of Operations
For the Period Ended September 30, 2022 (unaudited)

Investment Income:
Interest	$5,286,810
Dividends	1,799,075
Distributions from investment partnerships	13,282,687
Total investment income	20,368,572

Expenses:
Investment management fees	1,352,077
Interest on secured revolving credit facility	847,642
Fund accounting and administration fees	400,946
Trustees’ fees and expenses	75,876
Legal fees	58,325
Commitment fees on secured revolving credit facility	52,633
Transfer agent fees and expenses	52,571
Audit fees	50,108
Registration fees	47,718
Custody fees	47,378
Insurance fees	35,365
Offering costs	34,455
Chief Compliance Officer fees	23,994
Miscellaneous expenses	21,268
Shareholder reporting fees	15,068
Net expenses	3,115,424
Net investment income	17,253,148

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	56,416
Forward foreign currency exchange contracts	695,247
Foreign currency transactions	52,909
Net realized gain	804,572
Net change in unrealized appreciation/depreciation on:
Investments	8,373,494
Forward foreign currency exchange contracts	(56,132)
Foreign currency translations	(702)
Deferred tax expense	(46,275)
Net change in unrealized appreciation/depreciation, net of deferred taxes	8,270,385
Net realized and unrealized gain	9,074,957

Net Increase in Net Assets from Operations	$26,328,105

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund

Consolidated Statements of Changes in Net Assets

	For the Period April 1, 2022 through September 30, 2022	For the Period July 1, 2021[1] through March 31, 2022
Net Increase in Net Assets from:
Operations:
Net investment income	$17,253,148	$7,494,659
Net realized gain on investments, forward foreign currency exchange contracts and foreign currency transactions	804,572	533,950
Net change in unrealized appreciation/depreciation on investments and forward foreign currency exchange contracts	8,270,385	22,728,201
Net increase in net assets resulting from operations	26,328,105	30,756,810

Distributions to shareholders:
Distributions:
Class I	(26,268,598)	(6,107,220)
From return of capital:
Class I	—	(919,844)
Total	(26,268,598)	(7,027,064)

Capital Transactions:
Proceeds from shares sold:
Class I	479,302,820	424,252,490
Proceeds from Reorganization (See Note 11):	—	85,575,086
Reinvestment of distributions:
Class I	10,049,245	3,564,197
Cost of shares repurchased:
Class I	(17,482,505)	(58,575,839)
Net increase in net assets from capital transactions	471,869,560	454,815,934

Net increase in net assets	471,929,067	478,545,680

Net Assets:
Beginning of period	478,645,680	100,000 [2]
End of period	$950,574,747	$478,645,680

Capital Share Transactions:
Shares sold:
Class I	44,735,340	40,744,673
Shares from Reorganization	—	8,557,509
Shares issued in reinvestment of distributions:
Class I	947,437	343,320
Shares redeemed:
Class I	(1,625,106)	(5,697,964)
Net increase in capital shares outstanding	44,057,671	43,947,538

[1]	For the period July 1, 2021 (commencement of operations) to March 31, 2022. See Note 11 “Reorganization Information” in the Notes to the Financial Statements.

[2]	The Investment Manager made the initial share purchase of $100,000 on May 7, 2021. The total initial share purchase of $100,000 included 10,000 shares purchased at $10 per share.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund

Consolidated Statement of Cash Flows
For the Period Ended September 30, 2022

Cash flows provided by (used in) operating activities:
Net increase in net assets from operations	$26,328,105
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments	(526,968,995)
Sales of investments	107,540,202
Net accretion on investments	32,245
Net realized gain on investments	(56,416)
Net realized gain on paydowns	(155,708)
Net change in unrealized (appreciation)/depreciation	(8,271,087)
Return of capital distributions received	50,222,245
Original issue discount and amendment fees	—
Net change in deferred tax liability	(46,275)
Change in short-term investments, net	(17,162,564)
(Increase)/Decrease in assets:
Foreign currency	99,037
Investment securities sold	(3,605,944)
Dividends and interest	(2,357,200)
Due from advisor	68,576
Prepaid expenses	(62,394)
Prepaid commitment fees on secured credit facility	(1,584,239)
Increase/(Decrease) in liabilities:
Investment securities purchased	852,585
Unfunded loan commitments	1,869,412
Investment Management fees	98,025
Interest payable on secured revolving credit facility	41,638
Audit fees	(54,317)
Deferred tax liability	46,276
Legal fees	(49,180)
Fund accounting and administration fees	59,393
Trustees’ fees and expenses	876
Custody fees	47,378
Transfer Agency fees and expenses	(7,632)
Chief Compliance Officer fees	3,381
Other accrued expenses	(39,177)
Net cash used in operating activities	(373,111,754)

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund

Consolidated Statement of Cash Flows
For the Period Ended September 30, 2022 (Continued)

Cash flows provided by (used in) financing activities:
Cash proceeds from reorganization (See Note 11)	$—
Proceeds from shares sold, net of receivable for fund shares sold	478,293,332
Cost of shares repurchased	(17,482,505)
Distributions paid to shareholders, net of reinvestments	(16,219,353)
Proceeds from secured revolving credit facility	30,000,000
Payments on secured revolving credit facility	(20,000,000)
Due to Custodian	(5,976,803)
Net cash provided by financing activities	448,614,671

Net Increase in cash	75,502,917

Cash
Cash, beginning of period	—
Cash, end of period	$75,502,917

Non cash financing activities not included herein consist of $10,049,245 of reinvested dividends.

Cash paid for interest on credit facility during the period was $806,0047.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund

Consolidated Financial Highlights
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period April 1, 2022 through September 30, 2022	For the Period July 1, 2021* through March 31, 2022
Net asset value, beginning of period	$10.89	$10.00
Income from Investment Operations:
Net investment income[1]	0.27	0.33
Net realized and unrealized gain (loss) on investments[2]	0.13	0.88
Total income from investment operations	0.40	1.21

Less Distributions to shareholders:
From net investment income	(0.49)	(0.28)
From return of capital	—	(0.04)
Total Distributions to shareholders	(0.49)	(0.32)

Net asset value, end of period	$10.80	$10.89

Total return	4.83%[3]	12.30%[3,7]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$950,575	$478,646

Ratio of expenses to average net assets:
Before fees waived	0.65%[4]	1.54%[4]
After fees waived	0.65%[4]	0.50%[4]
Ratio of net investment income to average net assets:
Before fees waived	5.20%[4]	3.34%[4]
After fees waived	5.20%[4]	4.38%[4]

Ratio of expenses to average net assets (including interest expense)[6]:
Before fees waived	0.90%[4]	1.68%[4]
After fees waived	0.90%[4]	0.64%[4]
Ratio of net investment income to average net assets (including interest expense)[6]:
Before fees waived	4.96%[4]	3.20%[4]
After fees waived	4.96%[4]	4.24%[4]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Secured Revolving Credit Facility Agreement[5]	24,546,760	14,546,760
Asset Coverage Per $1,000 of Borrowings
Secured Revolving Credit Facility Agreement[5]	39,725	33,904

Portfolio turnover rate	17%[3]	11%[3]

*	Commencement of operations.
[1]	Based on average daily shares outstanding for the period.
[2]	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share with the other per share information presented.
[3]	Not annualized.
[4]	Annualized.
[5]

As a result of the Fund having earmarked or segregated securities to collateralize the transactions or otherwise having covered the transactions, in accordance with releases and interpretive letters issued by the Securities and Exchange Commission (the “SEC”), the Fund does not treat its obligations under such transactions as senior securities representing indebtedness for purposes of the 1940 Act.

[6]	These ratios exclude the impact of expenses of the underlying investment companies holdings as represented in the Schedule of Investments.
[7]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited)

1. Organization

The Cliffwater Enhanced Lending Fund (the “Fund”) is a closed-end non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and was organized as a Delaware statutory trust on January 22, 2021. The Fund is a “fund of funds” that operates as an interval fund. Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund commenced operations on July 1, 2021. Simultaneous with the commencement of the Fund’s operations, the Cliffwater Enhanced Lending Fund L.P. (the “Predecessor Fund”), reorganized with and transferred substantially all its portfolio securities into the Fund. The Predecessor Fund maintained an investment objective, strategies and investment policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund. The Fund and the Predecessor Fund share the same investment manager and portfolio managers. The proposed Plan of Reorganization was approved by the Fund’s Board of Trustees (the “Board”) on June 16, 2021. The tax-free reorganization was accomplished at the close of business on June 30, 2021. See Note 11 for additional information on the Reorganization.

The Fund’s primary investment objective is to seek high current income and modest capital appreciation. The Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in lending to businesses, broadly defined as providing capital or assets to businesses or individuals in exchange for regular payments, the level of which is commensurate with the probability of loss for each investment or strategy, or through the provision of capital to businesses or individuals by acquiring assets from those businesses or individuals that produce regular cash flows as an alternative to a traditional loan, such as receivables factoring or a sale leaseback of real estate or equipment. Investments by the Fund may take the form of secured or unsecured bonds and loans with a fixed or floating coupon, a structured capital instrument with preference to common equity holders and a stated contractual interest payment or rate of return, assets with fixed lease payments, or other income producing assets. Investments may be made directly or indirectly through a range of investment vehicles that the Investment Manager believes offer high current income across corporate, real asset and alternative credit opportunities. The Investment Manager will employ a dynamic process that allocates the Fund’s assets between Investment Funds and direct investments. Investment Funds may include secondary strategies that primarily acquire credit funds and to a lesser extent, fund interests or direct investments in equity or other security types.

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Consolidation of a Subsidiary

On July 1, 2021, CELF SPV LLC (“CLCE SPV”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, Statement of Cash Flows and Financial Highlights of the Fund include the accounts of CLCE SPV. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2022, net assets of the CLCE SPV were $668,006,700, or approximately 70.27% of the Fund’s total net assets.

On July 1, 2021, CELF SPV Holdings (PP) LLC (“CLCE HOLD”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, Statement of Cash Flows and Financial Highlights of the Fund include the accounts of CLCE HOLD. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2022, net assets of the CLCE HOLD were $2,779,159, or approximately 0.29% of the Fund’s total net assets.

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

On June 24, 2022, CELF SPV HOLDINGS 2 LLC (“CLCE HLD2”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, Statement of Cash Flows and Financial Highlights of the Fund include the accounts of CLCE HLD2. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2022, net assets of the CLCE HLD2 were $3,781,542, or approximately 0.40% of the Fund’s total net assets.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. However, for daily net assets value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium, accretion of discount and loan origination fees using the effective interest method over the respective term of the loan. Upon the prepayment of a loan or security, any unamortized loan origination fees, original issue discount and market discount are recorded as interest income. The Fund records prepayment premiums as interest income when it receives such amounts.

Interest income from investments in the “equity” class of collateralized loan obligation (“CLO”) funds will be recorded based upon an estimate of an effective yield to expected maturity utilizing assumed cash flows in accordance with FASB ASC 325-40, Beneficial Interests in Securitized Financial Assets. Effective yields for the CLO equity positions are updated generally once a quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.

Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Paydown gains and losses are recorded as an adjustment to interest income in the consolidated Statement of Operations. Dividends are recorded on the ex-dividend date. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

Organizational and Offering Costs

Organizational costs consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements, legal services in connection with the initial meeting of trustees of the Fund (“Trustees”) and the Fund’s seed audit costs. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement, the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Prospectus, SAI and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the organizational costs and offering costs as of the date of the accompanying financial statements are $77,095 and $146,355, respectively.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of September 30, 2022.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes as an income tax expense on the Consolidated Statement of Operations. For the period ended September 30, 2022, the Fund did not have interest or penalties associated with underpayment of income taxes.

CLCESPV is a disregarded entity for income tax purposes. CLCE HOLD is a limited liability company that has elected to be taxed as a corporation and is therefore obligated to pay federal and state income tax on its taxable income. CLCE HLD2 is a limited liability company that has elected to be taxed as a corporation and is therefore obligated to pay federal and state income tax on its taxable income. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Distributions to Shareholders

Distributions are paid at least quarterly on the Shares in amounts representing substantially all of the Fund’s net investment income, if any, earned each year. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including capital loss carryover); however, it may distribute any excess annually to its shareholders.

The exact amount of distributable income for each fiscal year can only be determined at the end of the Fund’s fiscal year, March 31. Under Section 19 of the Investment Company Act, the Fund is required to indicate the sources of certain distributions to shareholders. The estimated distribution composition may vary from quarter to quarter because it may be materially impacted by future income, expenses and realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of September 30, 2022, the Fund had one outstanding forward currency contracts sold short.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in CLOs and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. Commitment fees are processed as income when received and are part of the interest income in the Statement of Operations. As of September 30, 2022, the Fund received $11,483 in commitment fees. As of September 30, 2022, the Fund had the following unfunded loan commitments as noted in the consolidated Schedule of Investments with a total principal amount of $6,634,908 reflected as unfunded loan commitments within the consolidated Statement of Assets and Liabilities.

Borrower	Type	Principal Amount	Value
ADMA Bilogics, Inc.	Delayed Draw	$714,286	$705,995
ASG II, LLC	Delayed Draw	391,304	385,137
Dentive Capital, LLC	Delayed Draw	1,948,881	1,929,392
Dentive Capital, LLC	Revolver	132,128	129,485
NSCF Funding 2021-1 LLC	Delayed Draw	1,083,547	1,083,547
Service Compression	Delayed Draw	698,095	670,403
Xeris Pharmaceuticals, Inc.	Delayed Draw	1,666,667	1,630,849
Total		$6,634,908	$6,534,908

Valuation of Investments

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Board designated the Investment Manager as its valuation designee to perform fair value determinations and approved new Valuation Procedures for the Fund. The Board of Trustees of the Fund (the “Board”) has approved the valuation policy and procedures for the Fund (the “Valuation Procedures”). Under the Valuation Procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Investment Manager subject to the oversight of the Board (the “Valuation Designee”). Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on a day the Fund will calculate its net asset value as of the close of business on each day that the New York Stock Exchange is open for business and at such other times as the

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Board shall determine (each a “Determination Date” or at approximately 4:00 pm U.S. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the Determination Date, the mean between the closing bid and asked prices and if no asked price is available, at the bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price (which is the last trade price at or before 4:00:02 p.m. U.S. Eastern Time adjusted up to NASDAQ’s best offer price if the last trade price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price) will be used.

Fixed income securities (including corporate bonds and senior secured loans) with a remaining maturity of 60 days or more for which accurate market quotations are readily available will normally be valued according to dealer supplied mean quotations or mean quotations from a recognized pricing service. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Matrix pricing determines a security’s value by taking into account such factors as security prices, yields, maturities, call features, ratings and developments relating to comparable securities. Debt obligations with remaining maturities of sixty days or less when originally acquired will be valued at their amortized cost, which approximates fair market value.

CLOs are not traded on a national securities exchange and instead are valued utilizing a market approach. The market approach is a method of determining the valuation of a security based on the selling price of similar securities. The types of factors that may be taken into account in pricing CLOs include: the yield of similar CLOs where pricing is available in the market; the riskiness of the underlying pool of loans; features of the CLO, including weighted average life test, liability pricing, management fees, covenant cushions, weighted average spread of underlying loans and net asset value. Certain CLOs may be structured as private investment companies and/or funds in which case the net asset value may be used as a practical expedient to estimate the fair value of such interests. See Private Investment Funds below.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value as reported by such companies, with the exception of exchange-traded open-end registered investment companies which are priced in accordance with the second paragraph within this Valuation of Investments section.

The Fund may invest in interests or shares in private investment companies and/or funds (“Private Investment Funds”) where the net asset value is calculated and reported by respective unaffiliated investment managers on a monthly or quarterly basis. Unless the Valuation Designee is aware of information that a value reported to the Fund by a portfolio, underlying manager, or administrator does not accurately reflect the value of the Fund’s interest in that Private Investment Fund, the Valuation Designee will use the net asset value provided by the Private Investment Funds as a practical expedient to estimate the fair value of such interests.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered and accrued interest payments to be made by the Fund to counterparties are reflected as liabilities on the consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as interest from reverse repurchase agreements on the consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. For the period ended September 30, 2022, there was no balance outstanding.

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Repurchase Offers

The Fund is a closed-end investment company structured as an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during in the particular repurchase offer.

Borrowing, Use of Leverage

On December 20, 2021, the Fund’s wholly owned subsidiary, CELF SPV LLC (“CELF SPV”), entered into a secured revolving credit facility (the “Facility”), pursuant to a Loan and Servicing Agreement with Massachusetts Mutual Life Insurance Company as an initial lender and the administrative agent, C.M. Life Insurance Company as an initial lender and other lenders from time to time as parties thereto (the “Lenders”), the Fund, Alter Domus (US) LLC as the Collateral Custodian and other parties. As of June 30, 2022, the Facility provides for borrowings on a committed basis in an aggregate principal amount up to $200,000,000, and increased further from time to time upon mutual agreement by the Lenders and CELF SPV secured by the Fund’s equity interest in CELF SPV and by CELF SPV’s assets. The Facility matures on December 20, 2029. In connection with the Facility, CELF SPV has made certain customary representations and warranties and is required to comply with various customary covenants, reporting requirements and other requirements. The Facility contains events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of CELF SPV or the Fund;(iii) a change of control of CELF SPV; or (iv) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders may declare the outstanding advances and all other obligations under the Facility immediately due and payable. For the period ended September 30, 2022, the average balance outstanding, interest rate at period end and weighted average interest rate were $27,661,514, 6.39%, and 6.11%, respectively. The interest expense during the period ended September 30, 2022 was $847,642. Commitment fees incurred are prepaid and amortized over the term of the loan. For the period ended September 30, 2022, fees were $52,633.

Certain Fund investments are held by this special purpose vehicle (“SPV”). The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness).The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

3. Principal Risks

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

3. Principal Risks (continued)

LIBOR Risk

LIBOR has been used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. Instruments in which the Fund invests may have historically paid interest at floating rates based on LIBOR or may have been subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may have also historically obtained financing at floating rates based on LIBOR. The underlying collateral of CLOs in which the Fund invests have also paid interest at floating rates based on LIBOR. In July of 2017, the head of the UK Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. On March 5, 2021, the Intercontinental Exchange Benchmark Administration announced that all LIBOR settings will either cease to be provided by any administrator or no longer be representative: (a) immediately after December 31, 2021, in the case of the 1-week and 2-month U.S. dollar LIBOR settings; and (b) immediately after June 30, 2023, in the case of the remaining U.S. dollar LIBOR settings.

On July 29, 2021, the U.S. Federal Reserve, in connection with the Alternative Reference Rates Committee (“ARRC”), a steering committee comprised of large U.S. financial institutions, formally recommended the forward-looking Secured Overnight Financing Rate (“SOFR”) term rates proposed by CME Group, Inc. as the replacement for U.S. dollar LIBOR, marking the final step in the ARRC’s Paced Transition Plan implemented to encourage the adoption of SOFR. In addition, as of the date of this prospectus, the current nominated replacement for GBP-LIBOR is the Sterling Overnight Interbank Average Rate (“SONIA”). In July 2020, Bloomberg began publishing fall-backs that the International Swaps and Derivatives Association (“ISDA”) intends to implement in lieu of LIBOR with respect to swaps and derivatives. Given the inherent differences between LIBOR and SOFR, or any other alternative Benchmark Rate that may be established, including SONIA, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. In many cases, the nominated replacements, as well as other potential replacements, are not complete or ready to implement and require margin adjustments. There is currently no final consensus as to which Benchmark Rate(s) (along with any adjustment and/or permutation thereof) will replace all or any LIBOR tenors after the discontinuation thereof and there can be no assurance that any such replacement Benchmark Rate(s) will attain market acceptance.

Any transition away from LIBOR to one or more alternative Benchmark Rates is complex and could have a material adverse effect on the Fund’s business, financial condition and results of operations, including, without limitation, as a result of any changes in the pricing and/or availability of the Fund’s investments, negotiations and/or changes to the documentation for certain of the Fund’s investments, the pace of such changes, disputes and other actions regarding the interpretation of current and prospective loan documentation, basis risks between investments and hedges, basis risks within investments (e.g., securitizations), costs of modifications to processes and systems, and/or costs of administrative services and operations, including monitoring of recommended conventions and Benchmark Rates, or any component of or adjustment to the foregoing.

It is not possible to predict whether there will be any further changes in the methods pursuant to which the LIBOR rates are determined and any other reforms to LIBOR that will be enacted in the United States, the U.K. or elsewhere, or the effects thereof. Any such changes or further reforms to LIBOR may result in a sudden or prolonged increase or decrease in reported LIBOR rates, which could have a material adverse impact on the value of the Fund’s investments and any payments linked to LIBOR thereunder.

LIBOR is likely to perform differently than in the past until the final phase-outs in 2023 and, ultimately, will cease to exist as a global benchmark going forward. Until an alternative Benchmark Rate(s) becomes generally accepted and regularly implemented in the market, the uncertainty as to the future of LIBOR, its eventual phase-out, the transition to one or more alternate Benchmark Rate(s), and the implementation of such new Benchmark Rate(s) may impact a number of factors, which, either alone or in the aggregate, may cause a material adverse effect on the Fund’s performance and ability to achieve its investment objective. Such factors include, without limitation: (i) the administration and/or management of portfolio of investments, including (a) cost of funding or other operational or administrative costs, (b) costs incurred to transition to and implement a substitute index or Benchmark Rate(s) for purposes of calculating interest, (c) costs of negotiating with counterparties with respect to an acceptable replacement calculation and potential amendments to existing debt instruments or credit facilities currently utilizing LIBOR to determine interest rates, and/or (d) costs of potential disputes and/or litigation regarding interest calculation, loan value, appropriateness or comparability of any new Benchmark Rate(s) or any other dispute over terms relating to or arising from any of the foregoing; (ii) the availability (or lack thereof) of potential investments in the market during the transition period; (iii) the time periods necessary to make investments and deploy capital during the transition period; (iv) the calculation and value of investments and overall cash flows, profitability and performance; (v) the liquidity of investments in the secondary market or otherwise, and the asset-liability management strategies available; (vi)

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

3. Principal Risks (continued)

basis risks between investments and hedges and basis risks within investments (e.g., securitizations); or (vii) any mismatch, during a transition period or otherwise, between a Benchmark Rate used for leverage facilities and another used for one or more of the Fund’s investments.

Limited Liquidity

Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Pandemic Risk

The continuing spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including securities the Fund holds, and may adversely affect the Fund’s investments and operations. The outbreak was first detected in December 2019 and subsequently spread globally, and since then, the number of cases has fluctuated and new “variants” have been confirmed around the world. The transmission of COVID-19 and efforts to contain its spread have resulted in international and domestic travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the economic environment. These disruptions have led to instability in the marketplace, including stock and credit market losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

The Fund and the Investment Manager have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and that the Fund, its portfolio and assets are protected. However, in the event of a pandemic or an outbreak, such as COVID-19, there can be no assurance that the Fund, its advisers and service providers, or the Fund’s portfolio companies, will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Investment Manager relies and could otherwise disrupt the ability of the Fund’s service providers to perform essential tasks.

The foregoing could lead to increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes and markets, may adversely affect the performance of the Fund’s investments, the Fund and your investment in the Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments.

Although vaccines for COVID-19 are widely available in some parts of the world, the duration of the COVID-19 outbreak and its full impacts are also unknown and the pace of recovery and response may vary from market to market, resulting in a high degree of uncertainty for potentially extended periods of time, especially in certain sectors in which the Fund may make investments.

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

4. Investment Management and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a monthly Investment Management Fee equal to 0.95% on an annualized basis of the Fund’s average net assets.

The Investment Manager contractually agreed to waive its entire management fee with respect to the Fund until at least June 14, 2022. Effective November 19, 2021, the Investment manager extended the management fee waiver to July 31, 2022. The Investment Manager may reduce the amount of the waiver in the amount of any organizational and related expenses paid by the Investment Manager with respect to the Fund. The Investment Manager may not recoup waived fees.

For the period beginning on July 1, 2021 to July 31, 2022, the Investment Manager voluntarily agreed to reimburse expenses so that Total Annual Expenses did not exceed 0.50% of the average daily net assets of Class I Shares. For the fiscal period ended March 31, 2022, the Investment Manager did not recover any waived expenses.

The Investment Manager contractually agreed to waive its entire management fee for a period from the inception of the Fund until the expiration of the waiver agreement on July 31, 2022. This waiver could have been reduced by the amount of any organizational and related expenses paid by the Investment Manager with respect to the Fund. The Investment Manager was not permitted to recoup waived fees under the waiver agreement.

Foreside Fund Services, LLC serves as the Fund’s distributor and UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator. For the six month period ended September 30, 2022, the Fund’s allocated UMBFS fees are reported on the consolidated Statement of Operations.

An officer of the Fund is an employee of UMBFS. The Fund does not compensate officers affiliated with the Fund’s administrator. For the six month period ended September 30, 2022, the Fund’s allocated fees incurred for trustees are reported on the consolidated Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the period ended September 30, 2022, are reported on the consolidated Statement of Operations.

5. Fair Value of Investments

Fair value – Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of September 30, 2022:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$—	$—	$78,242,511	$—	$78,242,511
Private Investment Vehicles	—	—	1,532,956	699,409,073	700,942,029
Collateralized Loan Obligations	—	2,191,138	4,038,408	—	6,229,546
Preferred Stocks	—	—	23,083,110	—	23,083,110
Common Stock	788,288	—	1,248,057	—	2,036,345
Subordinated Debt	—	—	1,973,644	—	1,973,644
Warrants	—	—	762,256	—	762,256
Short-Term Investments	79,725,971	—	—	—	79,725,971
Total Investments, at fair value	$80,514,259	$2,191,138	$110,880,942	$699,409,073	$892,995,412

Total Assets	$80,514,259	$2,191,138	$110,880,942	$699,409,073	$892,995,412

Liabilities
Other Financial Instruments[1]
Forward Contracts	—	50,041	—	—	50,041
Total Liabilities, at fair value	$—	$50,041	$—	$—	$50,041

[1]

Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended September 30, 2022:

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Common Stocks
Balance as of April 1, 2022	$43,398,776	$1,606,658	$4,346,974	$11,481,956	$1,213,027
Purchases	93,815,735	—	—	12,254,587	—
Sales/Paydowns	(58,211,604)	—	—	(443,105)	—
Realized gains (losses)	231,452	—	—	1,105	—
Original issue discount and amendment fees	(425,248)	15,000	—	—	—
Accretion	(52,453)	—	20,208	—	—

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Common Stocks
Change in Unrealized appreciation (depreciation)	$(514,147)	$(88,702)	$(661,773)	$(211,433)	$35,030
Transfers In	—	—	2,524,137	—	—
Transfers Out	—	—	(2,191,138)	—	—
Balance as of September 30, 2022	$78,242,511	$1,532,956	$4,038,408	$23,083,110	$1,248,057

	Subordinated Debt	Warrants	Total
Balance as of April 1, 2022	$1,988,384	$191,968	$64,227,743
Purchases	—	—	106,070,322
Sales/Paydowns	—	—	(58,654,709)
Realized gains (losses)	—	—	232,557
Original issue discount and amendment fees	—	—	(410,248)
Accretion	—	—	(32,245)
Change in Unrealized appreciation (depreciation)	(14,740)	570,288	(885,477)
Transfers In	—	—	2,524,137
Transfers Out	—	—	(2,191,138)
Balance as of September 30, 2022	$1,973,644	$762,256	$110,880,942

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of September 30, 2022.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in input
Collateralized Loan Obligations	$4,038,408	Income approach	Interest Rate/ Discount Margin	9.30% - 18.50%	14.33%	Decrease
			Default Rate	3 CDR	3 CDR	Decrease
			Recovery Rate	65%	65%	Increase
			Term	Maturity, or Reinvestment +24 months	N/A	Decrease
			Prepayment Assumptions	20 CPR	20 CPR	Increase
			Reinvestment Assumptions	$97.00	$97.00	Decrease
Common Stocks	1,248,057	Market approach	Public Company Comparison - LTM Revenue Multiple	8.0x	8.0x	Increase

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in input
Preferred Stocks	$8,982,774	Income approach	Discount Rate	11.34% - 14.08%	12.81%	Decrease
	2,500,000	Market approach	Public Company Comparison - LTM EBITDA Multiple	8.0x	8.0x	Increase
	11,600,336	Cost	Recent Transaction Price	$27.47 - $98.00	$68.06	N/A
Private Investment Vehicles	1,532,956	Income approach	Weighted Average Cost of Capital	15.00% - 16.00%	15.33%	Decrease
Senior Secured Loans	9,428,459	Income approach	Discount Rate	8.75% - 16.57%	11.77%	Decrease
			LTM Revenue ($ Millions)	$230 - $2,300	$900	Increase
			Debt/EBITDA	1.6x — 7.3x	4.5x	Decrease
			Interest Coverage	1.6x — 3.4x	2.2x	Increase
	68,814,053	Cost	Recent Transaction Price	$97.00 - $102.85	$99.13	N/A
Subordinated Debt	1,973,644	Market approach	Public Company Comparison - LTM EBITDA Multiple	9.9x	9.9x	Increase
Warrants	151,913	Market approach	Enterprise value ($ Millions)	$3,181 - $3,760	$3,471	Increase
			Cost of equity	16.00%	16.00%	Decrease
	610,343	Cost	Recent Transaction Price	$0.00 - $2.14	$2.06	Increase

6. Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The minimum initial investment in Class I Shares by any investor is $10,000,000. The minimum additional investment in the Fund by any shareholder is $5,000. However, the Fund, in its sole discretion, may accept investments below these minimums. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements.

Shares will generally be offered for purchase on each business day, except that Shares may be offered more or less frequently as determined by the Fund in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers shareholders holding all classes of shares the option of redeeming shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of all outstanding shares of the Fund on the repurchase request deadline If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than $2,500 worth of Shares and who tender all of their Shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of Shares tendered in connection

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

6. Capital Stock (continued)

with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan. The results of the repurchase offers conducted for the period ended September 30, 2022 are as follows:

Commencement Date	April 29, 2022	July 28, 2022
Repurchase Request	May 31, 2022	August 29, 2022
Repurchase Pricing date	May 31, 2022	August 29, 2022

Net Asset Value as of Repurchase Offer Date
Class I	$10.77	$10.74

Amount Repurchased
Class I	$10,366,046	$7,116,459

Percentage of Outstanding Shares Repurchased
Class I	1.67%	0.83%

7. Federal Income Taxes

At September 30, 2022, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$863,930,590
Gross unrealized appreciation	36,260,288
Gross unrealized depreciation	(7,195,466)
Net unrealized appreciation on investments	$29,064,822

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of March 31, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Accumulated capital and other losses	—
Unrealized appreciation/(depreciation)
Investments	26,176,083
Foreign Currency	696
Deferred tax expense	(71,463)
Organizational costs	(68,201)
Total distributable earnings	$26,037,115

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

7. Federal Income Taxes (continued)

The tax character of distributions paid during the fiscal period ended March 31, 2022 were as follows:

2022
Distribution paid from:
Ordinary income	$6,107,220
Return of Capital	919,844
Net long-term capital gains	—
Total distributions paid	$7,027,064

Domestic Blocker Income Tax

The CELF Holdings LLC (the “Domestic Blocker”) recorded a provision for income tax expense (benefit) for the period ended March 31, 2022, in the amount of $71,462. This provision for income tax expense (benefit) is comprised of the following current and deferred income tax expense (benefit):

Current	$—
Deferred	71,462

As of March 31, 2022, temporary differences between financial and tax reporting that give rise to deferred income taxes totaled $71,462, resulting principally from differences in the recognition of income from partnership investments and the treatment of unrealized appreciation/depreciation. The Domestic Blocker has a net deferred tax liability recorded as of March 31, 2022. Should a net deferred tax asset exist in the future, the Domestic Blocker will assess whether a valuation allowance should be booked to reserve against that asset.

The statutory rate and effective federal rate is 21%. The Fund is currently using an estimated tax rate of 3.95% for state and local tax, net of federal tax benefit.

8. Investment Transactions

For the period ended September 30, 2022, purchases and sales of investments, excluding short-term investments, were $526,968,995 and $107,540,203, respectively.

9. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

10. Derivatives and Hedging Disclosures

U.S. GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in forward foreign exchange currency contracts for the six month period ended September 30, 2022 in order to hedge overall portfolio currency risk. By entering into these contracts, the Fund agrees to exchange different currencies at a specified exchange rate at an agreed-upon future date. The Fund may be susceptible to the risk of changes in the foreign exchange rate underlying the forward contract and of the counterparty’s potential inability to fulfill the terms of the contract.

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

10. Derivatives and Hedging Disclosures (continued)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the consolidated Statements of Assets and Liabilities and consolidated Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of September 30, 2022, by risk category are as follows:

		Liability Derivatives
Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Value
Unrealized depreciation on forward contracts	Forward Contracts	$50,041
Total		$50,041

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Forward Contracts	Total
Foreign Currency Exchange Contracts	$695,247	$695,247

Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Forward Contracts	Total
Foreign Currency Exchange Contracts	$(56,132)	$(56,132)

The quarterly average volumes of derivative instruments as of September 30, 2022 are as follows:

Derivatives not designated as hedging instruments	Short Forward Contracts
Foreign Currency Exchange Contracts	1

11. Reorganization Information

Simultaneous with the commencement of the Fund’s operations (“Commencement of Operations”), the Cliffwater Enhanced Lending Fund, L.P. (the “Predecessor Fund”), reorganized, in a tax-free reorganization, with and transferred substantially all its assets and liabilities into the Fund. The Predecessor Fund maintained an investment objective, strategies and investment policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund. The Fund and the Predecessor Fund share the same Investment Manager and portfolio managers. The investments acquired by the Fund in the reorganization were evaluated using fair value procedures approved by the Fund’s Board. Below is a breakout of assets, liabilities, and total net assets transferred as of the date of reorganization at the end of business June 30, 2021.

Assets:
Investments at Cost	$84,254,645
Investments at Value	85,595,983
Interest Receivable	190
Total Assets	85,596,173

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

11. Reorganization Information (continued)

Liabilities:
Audit Fees	$20,000
Custody Fees	1,087
Total Liabilities	21,087
Net Assets	$85,575,086

8,557,509 shares were issued at Reorganization with an initial NAV of $10.00.

For accounting and financial reporting purposes, the Fund is the accounting survivor and as a result, the financial statements and financial highlights do not reflect the operations of the Predecessor Fund.

12. Private Investment Vehicles

The following table represents investment strategies, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of September 30, 2022:

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
17Capital Co-Investment Fund V-L LP	Direct lending to a European private equity fund	$5,599,804	$4,899,580	$62,500	None	N/A	Liquidation to commence on the earlier of 5/7/2031 but no later than 180 days following full realization
AG Essential Housing Fund II Holdings, LP	Real estate credit	4,500,000	4,704,322	25,500,000	None	N/A	Three years from the end of the commitment period with two one-year extensions
Ares Commercial Finance, LP	Direct lending to specialty finance companies	15,404,552	17,401,194	8,985,234	None	N/A	June 30, 2025
Atalaya A4 (Cayman), LP	Rediscount lending	33,277,579	35,257,931	6,722,420	None	N/A	Each investment pool to dissolve at the end of its liquidation period
Atalaya Asset Income Fund Evergreen, LP	Asset based lending	9,671,368	9,620,515	2,984,729	None	N/A	Fourth anniversary of the end of the investment period with one one-year extension available
Atalaya Digithouse Opportunity Fund LLC	Asset based lending	3,383,555	3,626,642	1,616,445	None	N/A	Until dissolved pursuant to the limited partnership agreement
Banner Ridge Secondary Fund IV, LP	Secondaries	3,754,223	6,334,767	6,245,777	None	N/A	June 15, 2031 with one-year extensions available
Benefit Street Partners Real Estate Opportunistic Debt Fund, LP	Real estate credit	43,122,177	47,752,351	31,877,823	None	N/A	Sixth anniversary of the final closing date with two one-year extensions
Burford Advantage Feeder Fund, LP	Litigation	1,315,939	1,333,007	18,684,061	None	N/A	Fifth anniversary of the initial closing with two one-year extensions

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

12. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency		Redemption Lock-up Period	Fund Term
Carlyle Credit Opportunities Fund (Parallel) II, SCSp	Structured capital/mezzanine	$7,002,492	$7,104,725	$3,264,671	None		N/A	February 2029 with two consecutive one-year extensions
CCOF Sierra II, LP	Structured capital/mezzanine	3,900,000	3,978,641	100,000	None		N/A	Ten-year anniversary of the the final closing date with two one-year externsions
Chilly HP SCF Investor, LP	Preferred equity co-investment	2,950,968	3,135,471	—	None		N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
Comvest Special Opportunities Fund, LP	Structured capital/mezzanine	1,000,000	1,966,977	19,000,000	None		N/A	Seventh anniversary of the final closing with two one-year extensions
Crestline Specialty Lending III (US), LP	Middle market direct lending	9,774,854	10,067,378	10,375,720	None		N/A	December 1, 2028 with one-year extensions available
Everberg Capital Partners II, LP	Structured capital/mezzanine	12,947,772	13,074,969	7,049,896	None		N/A	Seventh anniversary of the final closing with two one-year extensions
Felicitas Secondary II Offshore, LP	Secondaries	5,469,127	7,642,088	4,530,872	None		N/A	January 10, 2030 with one-year extensions available
Franklin BSP Lending Corporation	Middle market direct lending	1,896,188	2,195,487	—	Semi-Annually	[1]	N/A	N/A
Harvest Partners Structured Capital Fund III, LP	Structured capital/mezzanine	5,232,357	5,875,962	14,767,643	None		N/A	Ten years from the final closing date with one-year extensions
Hayfin Healthcare Opportunities Fund, LP	Royalties	5,354,238	6,091,274	44,736,842	None		N/A	Fourth anniversary of the end of the investment period with two one-year extensions
Hercules Private Global Venture Growth Fund I, LP	Venture lending	63,177,982	62,425,863	32,090,807	None		N/A	July 1, 2027 with one-year extensions available
HPS Mint Co-Invest, LP	Structured capital/mezzanine	3,004,549	3,103,806	—	None		N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner
HPS Specialty Loan Fund V-L, LP	Secured debt origination	16,934,428	17,267,180	13,494,094	None		N/A	Fourth anniversary of the termination of the commitment period with one-year extensions available

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

12. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Linden Structured Capital Fund-A LP	Structured capital/mezzanine	$18,128,277	$21,374,204	$2,773,506	None	N/A	October 25, 2029 with one-year extensions available
Marilyn Co-Invest, LP	Common equity	10,033,141	10,074,606	—	None	N/A	Until investments are liquidated and all proceeds are distributed to the partners
Minerva Co-Invest, LP	Preferred equity co-investment	2,944,004	3,045,788	59,700	None	N/A	Until distribution of investment proceeds
NB Credit Opportunities II Cayman Feeder, LP	Structured capital/mezzanine	11,854,700	13,495,488	13,145,300	None	N/A	Until the termination of the master fund and as determined by the general partner
Owl Rock First Lien Fund (Offshore), LP	Secondaries	3,853,056	4,384,991	625,000	None	N/A	Until the end of the fiscal quarter during which the seventh anniversary of the final closing date occurs with two one-year extensions
Owl Rock Technology Finance Corp.	Secondaries	10,332,953	11,201,391	—	None	N/A	Until earliest of an exchange listing, the fifth anniversary of the final closing, and August 10, 2025
Owl Rock Technology Finance Corp. II	Direct lending and mezzaning financing for technology and life-sciences companies	5,497,751	5,438,307	4,502,249	None	N/A	Earlier of the five year anniversary of the final closing and the seven year anniversary of the initial closing, with two one-year extensions available
Pathlight Capital Fund II, LP	Asset based lending	32,240,790	32,836,279	7,837,403	None	N/A	Until last day of the fiscal quarter after the fifth anniversary of the final closing date with one-year extensions available
Pathlight Capital Fund III, LP	Asset based lending	2,324,627	2,324,627	22,675,373	None	N/A	Until the last day of the fiscal quarter after the fifth anniversary of the final closing date with two one-year extensions

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

12. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Pennybacker Real Estate Credit II, LP	Real estate credit	$16,355,859	$15,534,888	$4,754,589	None	N/A	Until the company is terminated and wound up in accordance with the limited liability company agreement
Pennybacker Real Estate Credit II Pacific, LLC	Real estate credit	5,086,003	6,356,283	—	None	N/A	Until the company is terminated and wound up in accordance with the limited liability company agreement
Raven Asset-Based Credit Fund II	Asset based lending	16,715,943	17,501,613	8,402,621	None	N/A	January 2029 with two one-year extensions available available
Raven Evergreen Credit Fund II, LP	Asset based lending	67,750,000	71,093,960	32,250,000	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
Redwood Enhanced Income Corp.	Specialty Lending	15,374,763	15,338,582	23,625,237	None	180 calendar days following the pricing of an initial public offering of the shares and/or the first trade of the shares on a securities exchange	Seven-year anniversary of the initial closing with two one-year extensions
Sculptor Real Estate Science Park Fund, LP	Real estate credit	1,274,719	1,284,988	5,725,281	None	N/A	Until the payment in full or disposal of the permitted investment unless sooner dissolved in accordance with the limited partnership agreement
Shamrock Capital Debt Opportunities Fund I, LP	Royalties	1,978,019	1,909,252	18,027,496	None	N/A	Ten years from the final closing date with one-year extensions
Silver Point Specialty Credit Fund II, LP	Middle market direct lending	28,732,597	27,655,116	6,073,436	None	N/A	September 6, 2023 with one-year extensions available

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

12. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Sixth Street Growth Partners II (B)	Structured capital/mezzanine	$864,538	$819,780	$9,135,462	None	N/A	Until December 31 immediately following the four-year anniversary of the commitment period expiration date with two one-year extensions
Stellus Private Credit BDC Feeder, LP	Middle market direct lending	6,225,000	6,264,403	18,775,000	None	N/A	Until the partnership is terminated and wound up in accordance to the limited partnership agreement
Summit Partners Credit Offshore Fund II, LP	Middle market direct lending	7,175,544	8,971,881	2,509,233	None	N/A	Eight anniversary of the fist draw-dwon date with two one-year extensions available
Thompson Rivers LLC	Real estate credit	3,650,212	3,065,133	—	None	Redemptions permitted with the consent of the investment fund’s voting members	Until cancellation of the Certificate of Formation
Thorofare Asset Based Lending Fund V, LP	Real estate credit	30,000,000	30,474,937	—	None	N/A	Until the partnership is terminated and wound up in accordance with the limited partnership agreement
VPC Asset Backed Opportunistic Credit Fund, LP	Rediscount lending	42,614,336	45,245,949	37,588,029	None	N/A	Five years after initial closing date with two one-year extensions
VPC Legal Finance Fund, LP	Litigation	57,897,756	58,027,915	42,102,245	None	18-month hard lock-up from acceptance of commitment and 12-month soft lock-up following termination of hard lock-up	Until partnership is terminated as provided in the agreement of limited partnership
Waccamaw River LLC	Rediscount lending	11,258,740	10,828,582	1,240,000	None	Redemptions permitted with the prior consent of the Board	Until cancellation of the Certificate of Formation
Total		$668,837,480	$699,409,073	$513,916,695

[1]	Up to 10% at each semi-annual tender offer

[2]	Up to 2.5% at each quarterly tender offer

Cliffwater Enhanced Lending Fund

Notes to Consolidated Financial Statements
September 30, 2022 (Unaudited) (Continued)

13. Subsequent Events

In preparing these consolidated financial statements, management has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein.

The fund commenced a repurchase offer October 27, 2022 as follows:

Commencement Date	October 27, 2022
Repurchase Request	November 28, 2022
Repurchase Pricing date	November 28, 2022

Net Asset Value as of Repurchase Offer Date
Class I	$10.69

Amount Repurchased
Class I	$16,424,258

Percentage of Outstanding Shares Repurchased
Class I	1.50%

There have been no other subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the consolidated financial statements.

Cliffwater Enhanced Lending Fund

Other Information
September 30, 2022 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve-month period ending on June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at 1-888-442-4420 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are or will be available on the SEC’s website at www.sec.gov or by calling the Fund at 1-888-442-4420.

Cliffwater Enhanced Lending Fund

Other Information
September 30, 2022 (Unaudited) (Continued)

PRIVACY NOTICE

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● Account balances

● Account transactions

● Transaction history

● Wire transfer instructions

● Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers‘ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-(888)-442-4420

Cliffwater Enhanced Lending Fund

Other Information
September 30, 2022 (Unaudited) (Continued)

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make a wire transfer

● Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

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Investment Manager

Cliffwater LLC
4640 Admiralty Way, 11th Floor
Marina del Rey, CA 90292
Website: www.cliffwaterfunds.com

Custodian Bank

State Street Bank and Trust Company
1 Iron Street
Boston, MA 02210

Fund Administrator, Transfer Agent and Fund Accountant

UMB Fund Services
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
http://www.foreside.com

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6. Investments.

See the Semi-Annual Report to Shareholders under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a)	The registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Exchange Act.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13. Exhibits.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Cliffwater Enhanced Lending Fund

By (Signature and Title)*	/s/ Stephen Nesbitt

Stephen Nesbitt, President
(Principal Executive Officer)

Date	December 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)*	/s/ Stephen Nesbitt

Stephen Nesbitt, President
(Principal Executive Officer)

Date	December 9, 2022

By (Signature and Title)*	/s/ Lance J. Johnson

Lance J. Johnson, Treasurer
(Principal Financial Officer)

Date	December 9, 2022